Basis of preparation of the consolidated financial statements (Details Narrative) - ARS ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Consideration paid for business combination	$ 25,494,995,000
Non controlling interest	19,146,135,000
Gain from bargain purchase	34,084,752,000
Revenues	46,647,880	$ (1,315,513)
Revenues	313,568,164,000	315,744,637,000	$ 346,243,761,000
Income Tax Credits	156,882,000	750,327,000
Net Book Value Of Assets	758,933,621,000	616,321,669,000
Intangible Assets Net	$ 15,956,070,000	$ 24,212,452,000
Discount Rate	15.20%	14.90%
Inflation of measuring unit	211.41%	94.79%	50.94%
Fair Value Of Ideentifiable Assets and Liabilities Member
Statement [Line Items]
Gain from bargain purchase	$ 37,911,293,000
Revenues	2,541,991	$ 9,646,670
After Acquisition Date Member
Statement [Line Items]
Consideration paid for business combination	15,841,258,000
Gain from bargain purchase	38,560,607,000
Revenues	$ 37,039,172	(16,507,910)
Material and Spare Parts
Statement [Line Items]
Estimated Useful Lives	based on the useful life of related machinery and equipment to be replaced
Wind Turbines
Statement [Line Items]
Property Plant And Equipments	$ 15,897,682,000
Impairment reversal of Property, Plant and equipment	6,135,870,000
Net Book Value Of Assets	$ 166,651,546,000	157,535,640,000
Estimated Useful Lives	20
Terminal 6 San Lorenzo Cogeneration Unit
Statement [Line Items]
Impairment reversal of Property, Plant and equipement		25,521,596,000
Net Book Value Of Assets		212,756,093,000
Buildings
Statement [Line Items]
Estimated Useful Lives	5 to 50 years
Lands
Statement [Line Items]
Estimated Useful Lives	Lands are not depreciated
Furniture, Fixtures and Equipment
Statement [Line Items]
Estimated Useful Lives	5 to 10 years
Other Property Plant and Equipment
Statement [Line Items]
Estimated Useful Lives	3 to 5 years
Gas Turbines and Construction in progress
Statement [Line Items]
Estimated Useful Lives	they are not depreciated until they are in conditions of being used
Thermal Station Brigadier Lopez
Statement [Line Items]
Excess Of Book Value Over Recoverable Value		18,842,526,000
Impairment loss on Property Plant Equipment		16,633,114,000
Impairment Of Intangible Assets		2,209,412,000
Net Book Value Of Assets		46,845,920,000
Intangible Assets Net		6,222,645,000
Lujan De Cuyo Member
Statement [Line Items]
Impairment reversal of Property, Plant and equipement		4,211,126,000
Net Book Value Of Assets		19,819,524,000
Wind Farm Manque Member
Statement [Line Items]
Impairment reversal of Property, Plant and equipement		7,391,011,000
Impairment reversal of Intangible assets		3,182,000
Net Book Value Of Assets		38,573,686,000
Intangible Assets Net		16,540,000
Wind Farm La Genoveva Member
Statement [Line Items]
Impairment reversal of Property, Plant and equipement		16,144,362,000
Impairment reversal of Intangible assets		95,212,000
Net Book Value Of Assets		62,827,443,000
Intangible Assets Net		368,757,000
Land And Building Of The Thermal Power Member
Statement [Line Items]
Property Plant And Equipments		16,584,386,000
Impairment reversal of Property, Plant and equipment		$ 3,334,703,000